Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of property, plant and equipment

	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at September 1, 2019	$2,211	$1,060	$93	$3,364
Additions	446	183	68	697
Disposals	-	(23)	-	(23)
As at August 31, 2020	$2,657	$1,220	$161	$4,038
Additions	622	437	-	1,059
Disposals[1]	-	(703)	(79)	(782)
As at August 31, 2021	$3,279	$954	$82	$4,315
Accumulated depreciation
As at September 1, 2019	$1,057	$957	$66	$2,080
Depreciation expense	155	58	7	220
As at August 31, 2020	$1,212	$1,015	$73	$2,300
Depreciation expense	128	144	14	286
Disposals[1]	-	(686)	(67)	(753)
As at August 31, 2021	$1,340	$473	$20	$1,833
Net book value
As at August 31, 2020	$1,445	$205	$88	$1,738
As at August 31, 2021	$1,939	$481	$62	$2,482

[1]	During the period the Company retired assets with a net book value of $29 for a loss on disposal of $27.